Securities and Exchange Commission
100 F Street, NE
Washington DC 20549

March 31, 2017

RE:   Saturna Investment Trust File Nos. 33-13247; 811-05071
         Post-Effective Amendment No. 49 on Form N-1A

Ladies and Gentlemen:

On behalf of the referenced Trust, please find enclosed for filing pursuant to Rule 485(a) Post-Effective Amendment No. 50 under the Securities Act of 1933 and the Investment Company Act of 1940 to the Trust's Registration Statement on Form N-1A.

This Post-Effective Amendment includes material changes related to adding Z Shares to two of the Trust's Funds which are intended to comply with the concept of Clean Shares. Additionally, the remainder of the Trust's Funds have ended their participation in the Rule 12b-1 distribution plan.

The symbols indicated for the Z Shares are being requested from NASDAQ OMX.

If you have any questions or comments concerning this filing, kindly contact me at 1-360-594-9900 (x 601).

Thank you for your attention to this matter.

Sincerely,
Saturna Investment Trust

Nicholas F. Kaiser

cc:   file
       Arthur McMahon, III

File No. 33-13247